LEASES (Details 3) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
LEASES
2022	$ 3,948
2023	4,890	$ 5,137,000
2024	4,280,000	3,844,000
2025	3,451
2026 - And Beyond	43,038,000	27,515,000
Total	59,607,000	$ 36,496,000
Less Imputed Interest	(23,697)
Total	$ 35,910